Schedule of Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventories [Line Items]
Raw Materials	$ 2,030	$ 2,565	$ 936
Bioplastic Resins	3,475	1,959	318
Finished Goods	41	42	44
Packaging Materials	72	69	53
Work In Process			41
Obsolescence Reserve	(194)	(229)
Inventories, net	$ 5,424	$ 4,406	$ 1,392